Shareholder Report, Holdings (Details) - C000264668	Feb. 28, 2026
StateTexas
Holdings [Line Items]
Percent of Net Asset Value	8.70%
StateCalifornia
Holdings [Line Items]
Percent of Net Asset Value	7.90%
StatePuerto Rico
Holdings [Line Items]
Percent of Net Asset Value	7.80%
StatePennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.90%
StateMaryland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
StateOhio
Holdings [Line Items]
Percent of Net Asset Value	5.50%
StateAlabama
Holdings [Line Items]
Percent of Net Asset Value	5.30%
StateVirginia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
StateNew York
Holdings [Line Items]
Percent of Net Asset Value	4.80%
State Other Line
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Education
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Transportation
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Housing
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Special Tax
Holdings [Line Items]
Percent of Net Asset Value	10.30%
General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Industrial & Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Solid Waste
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Leasing
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.70%